Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit)	3 Months Ended
Mar. 31, 2023 USD ($) shares
Shares Subject to Possible Redemption
Changes in Shares Subject to Possible Redemption
Balance at the beginning	$ 83,694,573
Balance at the beginning (in shares) | shares	8,050,000
Accretion of common shares subject to redemption	$ 499,967
Balance at the end	$ 84,194,540
Balance at the end (in shares) | shares	8,050,000
Common Stock
Changes in Stockholders' Equity (Deficit)
Balance at the beginning	$ 211
Balance at the beginning (in shares) | shares	2,107,750
Balance at the end	$ 211
Balance at the end (in shares) | shares	2,107,750
Additional Paid-in Capital
Changes in Stockholders' Equity (Deficit)
Balance at the beginning	$ 189,479
Accretion for common shares subject to redemption	(499,967)
Reclass of Additional paid in capital to accumulated deficit	310,488
Retained Earnings (Accumulated Deficit)
Changes in Stockholders' Equity (Deficit)
Balance at the beginning	(129,061)
Reclass of Additional paid in capital to accumulated deficit	(310,488)
Net Loss	(143,753)
Balance at the end	(583,302)
Balance at the beginning	$ 83,694,573
Balance at the beginning (in shares) | shares	8,050,000
Accretion of common shares subject to redemption	$ (499,967)
Balance at the end	$ 84,194,540
Balance at the end (in shares) | shares	8,050,000
Balance at the beginning	$ 60,629
Issuance of 2,012,500 common shares to initial stockholders (in shares) | shares	2,012,500
Accretion for common shares subject to redemption	$ (499,967)
Net Loss	(143,753)
Balance at the end	$ (583,091)
Balance at the end (in shares) | shares	10,157,750